Initial Public Offering and Over-Allotment (Details) - PHOENIX BIOTECH ACQUISITION CORP. [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Oct. 29, 2021
Initial Public Offering and Over-Allotment [Line Items]
Price per unit (in Dollars per share)	$ 10.2
Class A Common Stock [Member]
Initial Public Offering and Over-Allotment [Line Items]
Share of common stock	1
Warrants stock at a price per share (in Dollars per share)		$ 11.5
Public Warrants [Member] | Class A Common Stock [Member]
Initial Public Offering and Over-Allotment [Line Items]
Share of common stock	1
IPO [Member]
Initial Public Offering and Over-Allotment [Line Items]
Sale of units	17,500,000
Price per unit (in Dollars per share)	$ 10
IPO [Member] | Class A Common Stock [Member]
Initial Public Offering and Over-Allotment [Line Items]
Warrants stock at a price per share (in Dollars per share)	$ 11.5
Over-Allotment Option [Member]
Initial Public Offering and Over-Allotment [Line Items]
Sale of units	2,000,000